Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000105122
Account Value [Line Items]
Line Graph and Table Measure Name			Keeley Gabelli Mid Cap Dividend Fund - Class A
C000105123
Account Value [Line Items]
Line Graph and Table Measure Name			Keeley Gabelli Mid Cap Dividend Fund - Class I
C000080997
Account Value [Line Items]
Line Graph and Table Measure Name			Keeley Gabelli Small Cap Dividend Fund - Class A
C000080998
Account Value [Line Items]
Line Graph and Table Measure Name			Keeley Gabelli Small Cap Dividend Fund - Class I
C000051528
Account Value [Line Items]
Line Graph and Table Measure Name			Keeley Gabelli SMID Cap Value Fund - Class A
C000053918
Account Value [Line Items]
Line Graph and Table Measure Name			Keeley Gabelli SMID Cap Value Fund - Class I
Russell 1000 Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,493		$ 13,624	$ 16,043	$ 16,664	$ 19,332	$ 25,317	$ 20,958	$ 25,399	$ 34,461	$ 40,578
Russell 1000 Index
Account Value [Line Items]
Accumulated Value	10,000	11,493		13,624	16,043	16,664	19,332	25,317	20,958	25,399	34,461	40,578
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	11,547		13,942	16,067	14,638	14,695	21,702	16,602	18,085	22,924	25,391
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	11,547		13,942	16,067	14,638	14,695	21,702	16,602	18,085	22,924	25,391
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	11,496		13,647	16,046	16,515	18,992	25,046	20,631	24,852	33,597	39,446
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	11,496		13,647	16,046	16,515	18,992	25,046	20,631	24,852	33,597	39,446
Russell Midcap Value Index
Account Value [Line Items]
Accumulated Value	10,000	11,726		13,294	14,465	14,696	13,624	19,400	16,769	18,622	24,025	25,846
Russell Midcap Value Index
Account Value [Line Items]
Accumulated Value	10,000	11,726		13,294	14,465	14,696	13,624	19,400	16,769	18,622	24,025	25,846
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	10,000	11,881		14,323	15,659	14,369	12,231	20,048	16,502	17,795	22,401	24,166
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	10,000	11,881		14,323	15,659	14,369	12,231	20,048	16,502	17,795	22,401	24,166
Russell 2500 Value Index
Account Value [Line Items]
Accumulated Value	10,000	11,768		13,621	15,016	14,363	12,550	19,375	16,401	18,261	23,117	25,197
Russell 2500 Value Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,768		$ 13,621	$ 15,016	$ 14,363	$ 12,550	$ 19,375	$ 16,401	$ 18,261	$ 23,117	$ 25,197